Risk management (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management
Schedule of statement of financial position

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	12.31.2022	12.31.2021	12.31.2022	12.31.2021
Derivatives not designated for hedge accounting
Future contracts - total (*)	683	(1,308)	(40)	(1)
Long position/Crude oil and oil products	9,058	1,380	-	-	2023
Short position/Crude oil and oil products	(8,375)	(2,688)	-	-	2023
Swap (**)					−
Long put/ Soybean oil (**)	(3)	(11)	−	-	2023
Forward contracts
Short position/Foreign currency forwards (BRL/USD) (***)	-	US$ 15	-	-	-
Swap
Foreign currency / Cross-currency Swap (***)	-	GBP 583	-	23	-
Foreign currency / Cross-currency Swap (***)	-	GBP 442	-	(50)	-
Swap - CDI X IPCA	R$ 3,008	R$ 3,008	(16)	(1)	2029/2034
Foreign currency / Cross-currency Swap (***)	US$ 729	US$ 729	(64)	(221)	2024/2029
Total recognized in the Statement of Financial Position			(120)	(250)
(*) Notional value in thousands of bbl.
(**) Notional value in thousands of tons.
(***) Amounts in US$, GBP and R$ are presented in million.

Schedule of gains/ (losses) recognized in the statement of income and comprehensive income

	Gains/ (losses) recognized in the statement of income
	2022	2021	2020
Commodity derivatives
Crude oil - Note 34.2 (a)	−	−	(502)
Other commodity derivative transactions - Note 34.2 (b)	(256)	(79)	194
Recognized in Other Income and Expenses	(256)	(79)	(308)
Currency derivatives
Swap Pounds Sterling x Dollar - Note 34.3 (b)	(297)	(85)	11
NDF – Euro x Dollar	−	−	(23)
NDF – Pounds Sterling x Dollar	−	9	20
Swap CDI x Dollar - Note 34.3 (b)	211	(3)	(284)
Others	5	1	(2)
	(81)	(78)	(278)
Interest rate derivatives
Swap - CDI X IPCA - Note 34.3 (b)	(50)	(41)	(36)
	(50)	(41)	(36)
Cash flow hedge on exports - Note 34.3 (a)	(4,871)	(4,585)	(4,720)
Recognized in Net finance income (expense)	(5,002)	(4,704)	(5,034)
Total	(5,258)	(4,783)	(5,342)

	Gains/ (losses) recognized in other comprehensive income
	2022	2021	2020
Cash flow hedge on exports - Note 34.3 (a)	10,094	636	(16,740)

Schedule of guarantees given as collateral

	Guarantees given as collateral
	12.31.2022	12.31.2021
Commodity derivatives	96	15
Currency derivatives	−	27
Total	96	42

Schedule of derivative financial instruments different types of market risks

Financial Instruments	Risk	Probable Scenario	Reasonably possible scenario	Remote Scenario
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(135)	(269)
		−	(135)	(269)

Schedule of present value of hedging instrument notional value

		Present value of hedging instrument notional value at 12.31.2022
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	January 2023 to December 2032	62,119	324,121

Schedule of hedging instrument notional value

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2021	72,640	405,370
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	14,589	76,263
Exports affecting the statement of income	(12,037)	(62,172)
Principal repayments / amortization	(13,073)	(67,270)
Foreign exchange variation	-	(28,070)
Amounts designated as of December 31, 2022	62,119	324,121
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2022	72,393	377,723

Schedule of cumulative foreign exchange losses recognized

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2021	(36,621)	12,452	(24,169)
Recognized in Other comprehensive income	5,223	(1,776)	3,447
Reclassified to the statement of income - occurred exports	4,871	(1,656)	3,215
Balance at December 31, 2022	(26,527)	9,020	(17,507)

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2020	(37,257)	12,667	(24,590)
Recognized in Other comprehensive income	(3,949)	1,344	(2,605)
Reclassified to the statement of income - occurred exports	4,585	(1,559)	3,026
Balance at December 31, 2021	(36,621)	12,452	(24,169)

Schedule of reclassification of cumulative foreign exchange losses recognized

	2023	2024	2025	2026	2027	2028	2029 to 2032	Total
Expected realization	(7,613)	(5,692)	(3,558)	(3,019)	(3,258)	(2,251)	(1,136)	(26,527)

Schedule of sensitivity analysis, keeping all other variables remaining constant

	Possible Result	Remote Result
SWAP cambial (IPCA x USD)	(13)	(15)

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

Risk	Financial Instruments	Exposure at 12.31.2022	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Dollar/Real	Assets	7,448	75	1,490	2,979
	Liabilities	(96,873)	(971)	(19,374)	(38,749)
	Exchange rate - Cross currency swap	(576)	(6)	(115)	(231)
	Cash flow hedge on exports	62,120	623	12,424	24,848
	Total	(27,881)	(279)	(5,575)	(11,153)

Euro/Dollar	Assets	1,018	32	204	407
	Liabilities	(2,173)	(68)	(435)	(869)
	Total	(1,155)	(36)	(231)	(462)

Pound/Dollar	Assets	1,445	33	289	578
	Liabilities	(2,879)	(66)	(576)	(1,152)
	Total	(1,434)	(33)	(287)	(574)

Pound/Real	Assets	2	−	−	1
	Liabilities	(26)	(1)	(5)	(10)
	Total	(24)	(1)	(5)	(9)

Euro/Real	Assets	4	−	1	2
	Liabilities	(63)	(3)	(12)	(25)
	Total	(59)	(3)	(11)	(23)
Total at December 31, 2022		(30,553)	(352)	(6,109)	(12,221)
(*) At , the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 1% depreciation of the Real; Euro x Dollar: a 3.1 appreciation of the Euro; Pound Sterling x U.S. Dollar: a 2.26% appreciation of the Pound Sterling; Real x Euro: a 4.2% depreciation of the Real; and Real x Pound Sterling - a 3.3% depreciation of the Real. Source: Focus and Thomson Reuters.

Schedule of interest rate risk management

Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
LIBOR 3M	12	16	19
LIBOR 6M	655	917	1,179
SOFR 3M	84	109	135
SOFR 6M	17	23	30
CDI	181	253	325
TJLP	70	98	126
IPCA	96	134	173
	1,115	1,550	1,987
(*) The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.

Schedule of credit quality of cash and cash equivalents

	Cash and cash equivalents		Marketable securities
	12.31.2022	12.31.2021	12.31.2022	12.31.2021
AA	−	1,152	−	−
A	3,806	1,145	820	−
BBB	212	2,308	−	−
BB	917	3,672	205	−
AAA.br	3,034	530	3,311	694
AA.br	1	1,639	1	−
Other ratings	26	21	−	−
	7,996	10,467	4,337	694

Schedule of fair value of financial assets and liabilities
	Level I	Level II	Level III	Total fair value recorded
Assets
Balance at December 31, 2022	-	-	-	−
Balance at December 31, 2021	−	23	−	23

Liabilities
Foreign currency derivatives	-	(64)	-	(64)
Commodity derivatives	(40)	−	-	(40)
Interest rate derivatives	−	(17)	-	(17)
Balance at December 31, 2022	(40)	(81)	-	(121)
Balance at December 31, 2021	(1)	(272)	−	(273)